Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000009554 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Selected International Fund (Class D)
Average Annual Return, Percent		31.38%	5.64%	4.63%
C000009553 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Selected International Fund (Class S)
Average Annual Return, Percent		31.08%	5.38%	4.32%
MSCI ACWI ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA
Average Annual Return, Percent		17.72%	10.12%	6.12%